Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash and banks	R$ 137,653	R$ 291,194
Interest earning bank deposits	220,781	132,072
Total	R$ 358,434	R$ 423,266	R$ 271,607	R$ 118,918